INTANGIBLE ASSETS	12 Months Ended
Jun. 30, 2018
INTANGIBLE ASSETS
INTANGIBLE ASSETS

Consolidated
2018	2017
$	$

15.INTANGIBLE ASSETS

Patents
Patents, at cost	—	36,662,592
Less: accumulated amortization	—	(32,950,533)
Less: impairment losses	—	(3,712,059)
Total net patents	—	—
Other intangible assets
Assets associated with BREVAGenTM breast cancer risk test, at cost	—	1,033,273
Less: accumulated amortization	—	(568,300)
Less: impairment losses	—	(464,973)
Total net other intangible assets	—	—
Total net intangible assets	—	—

Reconciliation of patents
Opening net carrying amount	—	91,840
Less: amortization expense charged (refer below)	—	(12,119)
Less: impairment expense	—	(79,721)

Total net patents	—	—

Reconciliation of other intangible assets
Opening net carrying amount	—	516,637
Less: amortization expense charged (refer below)	—	(51,664)
Less: impairment expense	—

Total net other intangible assets	—	(464,973)

Impairment

Slow growth rates in the market adoption of the BREVAGenplus® breast cancer risk assessment test contributing to net losses represented an impairment triggering event. The Group performed an impairment assessment, which resulted in a non-cash impairment of the Patents and other Intangible assets associated with the BREVAGenTM test of $544,694 being recorded at 31 December 2016. There have been no indications of a change in the estimates used to determine the assets recoverable amount since the last impairment loss was recognized and as such there is no reversal in the current year ended 30 June 2018.

In order to support this conclusion, the Company undertook an impairment assessment as follows:

i.

calculating the value in use of each Intangible asset using a discounted cash flow model. These models used cash flows (revenues, expenses and capital expenditure) for each asset based on their remaining useful lives of approximately 4 years. The cash flows were then discounted to net present values at an average of the most recent rates utilized by other Companies in the industry in which the Group operates and have been assessed by management to align with the long term growth profile of the Company. A pre-tax discount rate of 14.5%, and a growth rate estimate of 2.0% was used throughout the value in use model, and

ii.	comparing the resulting value in use of each Intangible asset to their respective book values

The Company also performed sensitivity analysis over the value in use calculations by varying the assumptions used to assess the impact on the valuations.

On consideration of all of these key assumptions the Company, in line with its impairment testing policy has concluded that the intangible asset should be fully impaired at year end, and that a non-cash impairment expense of $544,694 be recognized at June 30, 2017.

Remaining useful lives

The assets associated with the BREVAGenTM breast cancer risk test had a remaining useful life of 4 years as at June 30, 2017.

Disclosure of expenses

The total amortization expense charged during the year ended June 30, 2017 (2018: Nil) in respect of intangible assets of $63,783 is disclosed in the consolidated statement of comprehensive income under the heading of laboratory and research and development costs.